Note 10 - Income Taxes: Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	Dec. 31, 2035	Dec. 31, 2034	Dec. 31, 2033	Dec. 31, 2032	Dec. 31, 2031	Dec. 31, 2030	Dec. 31, 2029	Dec. 31, 2028	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Details
Deferred Tax Assets, Operating Loss Carryforwards	$ 263,443	$ 25,511	$ 311,890	$ 166,911	$ 135,096	$ 151,874	$ 159,141	$ 686,775	$ 594,905	$ 518,390	$ 1,369	$ 995,481	$ 963,152	$ 953,827
Deferred Tax Assets, Valuation Allowance												$ (995,481)	$ (963,152)	$ (953,827)